DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 105
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following description of the Crown Cork & Seal Company, Inc. Retirement Thrift Plan (the "Plan") provides only general information. Participants should refer to the Plan document for a more complete description of the Plan's provisions.

General
The Plan is a voluntary defined contribution plan. The purpose of the Plan is to provide a convenient method by which eligible employees may save regularly through salary deferrals. Participation in the Plan is determined by an agreement among recognized collective bargaining units and Crown Holdings, Inc. and subsidiaries (the “Company”) or as otherwise agreed upon between the Company and non-organized hourly employees. Generally, employees are eligible to participate in the Plan upon date of hire. Employees are automatically enrolled on the first of the month following 30 days of service with a before-tax contribution rate of 6% unless they affirmatively elect not to participate in the Plan or elect to contribute at a different rate. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

The Plan is administered by the Crown Cork & Seal Company, Inc. Benefit Plans Committee (the “Committee”). The Committee has appointed Vanguard Fiduciary Trust Company (“VFTC”) as the trustee and recordkeeper of the Plan.

The SECURE 2.0 Act of 2022 was signed into law on December 29, 2022. This legislation includes a vast array of provisional changes to retirement plans. Plan management is adopting any mandatory provisions as they become applicable and evaluating those provisions deemed discretionary. There were no plan changes adopted in 2025 as a result of this legislation. During 2024, the automatic cash out limit was increased to $7,000 in accordance with SECURE 2.0.

Contributions
The Plan allows before-tax and Roth participant contributions of 2% to 75% of eligible compensation. The Plan also allows after-tax participant contributions of 1% to 10% of eligible compensation. Catch-up contributions are permitted by the Plan. Participants direct the investment of their contributions into various investment options offered by the Plan. Company contributions, where applicable, are invested in accordance with participant investment directions. Before-tax and Roth contributions may be matched by the Company at various rates as determined by the employer company, as defined in the Plan document. In addition, certain participants receive profit sharing contributions, some of which are discretionary, from the Company at varying rates as determined by the employer company, as defined in the Plan document. Discretionary contributions in 2025 and 2024 totaled $703,784 and $649,544, respectively. Contribution amounts are subject to certain Internal Revenue Service (“IRS”) limitations.

Participant Accounts
Each participant’s account is credited with (a) the participant’s contributions, (b) the Company’s contribution and (c) Plan earnings, and charged with administrative fees. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting
Participants are immediately vested in their contributions plus actual earnings thereon. Vesting in the Company’s matching and profit sharing contribution portions of their accounts plus earnings thereon is based on various rates established in the collective bargaining agreements or in the Plan document. The Plan uses graded vesting that results in a participant becoming 100% vested in the matching contribution portion after completing 4 or 5 years of credited service depending on the employer company and as defined in the Plan document. If eligible, a participant becomes 100% vested in the profit sharing contribution portion either immediately or after completing 5 years of credited service depending on the employer company and as defined in the Plan document.
CROWN CORK & SEAL COMPANY, INC.
RETIREMENT THRIFT PLAN
Notes to Financial Statements

Notes Receivable from Participants
Participants may borrow from their account a minimum of $1,000 up to a maximum of the lesser of $50,000 or 50% of their vested account balance. Notes receivable terms range from 1 to 5 years or up to 10 years for the purchase of a primary residence. The notes receivable are secured by the balance in the participant’s account and bear interest at prevailing interest rates. Interest rates on notes receivable outstanding as of December 31, 2025 and 2024 range from 4.25% to 9.50%. Principal and interest are paid ratably through monthly payroll deductions.

Payment of Benefits
On termination of service due to retirement, attainment of age 65, permanent plant shutdown, permanent disability, or death, the participant, or his or her beneficiary, automatically becomes fully vested in the Company contributions. For termination of service due to these or any other reasons, a participant may receive the value of the vested interest in his or her account as a lump-sum distribution. If the vested interest is $7,000 or less at the time of termination, a participant will be cashed out. An active employee may take an in-service withdrawal if he or she has attained age 59.5 or if other criteria are met as defined in the Plan document. All distributions are paid in either cash or Company stock at the participant’s election.

Forfeited Accounts
When certain terminations of participation in the Plan occur, the non-vested portion of the participant’s account, as defined, represents a forfeiture. The balance of unallocated forfeitures, which will be used to reduce future Company contributions, were $628 and $12 at December 31, 2025 and 2024, respectively. Forfeitures used to offset Company contributions in 2025 and 2024 totaled $121,850 and $163,606, respectively.

Plan Transfers
A participant’s balance may be transferred to or from the Crown Cork & Seal Company, Inc. 401(k) Retirement Savings Plan due to an employee’s eligibility changing as a result of a promotion or relocation.

Plan Termination
The Company reserves the right to retroactively amend or modify any of the provisions of the Plan in any respect in order to qualify or maintain the Plan as a plan meeting the requirements of ERISA or any other applicable legislation. Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested in their Company contributions.

Delinquent Participant Contributions
The Company did not remit certain participant contributions in 2025 to the Plan on a timely basis as defined by the Department of Labor’s Rules and Regulations for Reporting and Disclosure under ERISA. Untimely remittances identified on the Schedule of Delinquent Participant Contributions, which totaled $35,004, were corrected in 2025. Additionally, the Company compensated participants for lost earnings resulting from the delay in contributions.